ORDINARY SHARES	9 Months Ended
Dec. 31, 2024
Equity [Abstract]
ORDINARY SHARES

17. ORDINARY SHARES

As of March 31, 2024 and December 31, 2024, 190,100,000,000 and 190,100,000,000 ordinary shares had been authorized, respectively. A total of 56,395,662,999 ordinary shares, par value US$0.0001 per share, consists of 56,354,853,138 Class A ordinary shares and 40,809,861 Class B ordinary shares, had been issued and outstanding as of December 31, 2024. A total of 56,381,481,399 ordinary shares, par value US$0.0001 per share, consists of 56,340,671,538 Class A ordinary shares and 40,809,861 Class B ordinary shares, had been issued and outstanding as of March 31, 2024. Each Class B ordinary share was entitled to 10 votes, while each Class A ordinary shares was entitled to one vote.

In June 2021, the Company entered into a supplemental agreement with 2024 Notes holders. Pursuant to the supplemental agreement, 30% of the outstanding 2024 Notes principal amount would be converted into a total of 66,990,291 Class A ordinary shares at a price of US$1.03 per Class A ordinary share upon the first closing. On July 12, 2021, the aforementioned conversion was completed and a total of 66,990,291 Class A ordinary shares were issued.

In July 2022, the Company entered into a definitive agreement with 58.com, pursuant to which the Company issued 183,495,146 Class A ordinary shares with par value of US$0.0001 per share to 58.com in exchange for the full release of the Company’s obligations under the 2024 Notes issued to 58.com amounting to US$63.0 million on June 10, 2019. These shares were issued at a price equivalent to US$0.3433 per Class A ordinary share.

In August 2022, the Company entered into a definitive agreement with ClearVue, pursuant to which the Company issued 36,699,029 Class A ordinary shares with par value of US$0.0001 per share to ClearVue in exchange for the full release of the Company’s obligations under the 2024 Notes issued to ClearVue amounting to US$12.6 million on June 10, 2019. These shares were issued at a price equivalent to US$0.3433 per Class A ordinary share with a fair value of RMB62.8 million.

Effective October 28, 2022, the Company changed its ADS to Class A ordinary share ratio from each ADS representing three Class A ordinary shares to each ADS representing 30 Class A ordinary shares (“the ADS Ratio Change”). Effective on January 16, 2024, the Company further changed its ADS to Class A ordinary share ratio from each ADS representing 30 Class A ordinary shares to each ADS representing 300 Class A ordinary shares (the “Second ADS Ratio Change”). The ADS Ratio Change has been reflected retroactively herein.

On March 27, 2024, as agreed by all the preferred shareholders, all of the Company’s 2,810,961,908 outstanding senior convertible preferred shares were converted into 54,960,889,255 Class A ordinary shares. Accordingly, subscription receivable of US$16.4 million due from one of the preferred shareholders before conversion reflected as a deduction from mezzanine equity was presented as subscriptions receivable, a contra-equity balance on the Consolidated Balance Sheets as of March 31, 2024. The subscription receivables amounting to US$7.0 million were subsequently received in May, June and July 2024, and the remaining subscription receivables amounting to US$9.4 million were mutually agreed to be received from NIO Capital no later than June 30, 2025.

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)